Amount owing from/(to) related party (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions

Related party balance consisted of the following as of December 31, 2022 and December 31, 2021.

	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Amount due from related party (i)	$-	$1,174
Total Amount due from related party (i)	$-	$1,174

(i)	The amount due from related party of $1,174 was from the shareholder of AngkasaX Global for Paid Up Capital.